Contingency and Capital Commitments (Tables)	12 Months Ended
Mar. 31, 2026
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Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities
The table below shows the nominal amounts of undrawn loan commitments, and financial guarantees and other credit-related contingent liabilities at March 31, 2026 and 2025.

	At March 31,
	2026	2025
	(In millions)
Loan commitments	¥100,314,339	¥91,810,227
Financial guarantees and other credit-related contingent liabilities	17,033,173	15,139,799

Total	¥117,347,512	¥106,950,026